Trade Receivables and Other - Summary of Contract Assets (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	€ 30	€ 28
Current	1	2
Unbilled Tooling Costs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	29	26
Other Cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	1	2
Current	€ 1	€ 2